UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2008

Date of reporting period:	1/31/2008

Item 1 – Reports to Stockholders

JANUARY 31, 2008	SEMIANNUAL REPORT

Jennison Conservative Growth Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 14, 2008

Dear Shareholder:

We hope you find the semiannual report for the Jennison Conservative Growth Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Conservative Growth Fund

Jennison Conservative Growth Fund	1

Your Fund’s Performance

Fund objective

The Jennison Conservative Growth Fund, managed by Jennison Associates LLC (Jennison), has long-term capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross annualized operating expenses: Class A, 1.32%; Class B, 2.02%; Class C, 2.02%; Class L, 1.52%; Class M, 2.02%; Class X, 2.02%. Net annualized operating expenses apply to: Class A, 1.27%; Class B, 2.02%; Class C, 2.02%; Class L, 1.52%; Class M, 2.02%; Class X, 2.02%, after contractual reduction through 11/30/2008.

Cumulative Total Returns as of 1/31/08
	Six Months	One Year	Five Years	Since Inception[1]
Class A	0.96%	1.30%	69.23%	–11.66%
Class B	0.51	0.63	62.98	–16.88
Class C	0.63	0.63	62.98	–16.88
Class L	0.84	N/A	N/A	1.07
Class M	0.63	N/A	N/A	0.63
Class X	0.63	N/A	N/A	0.63
Russell 1000® Growth Index[2]	–3.15	0.51	67.32	**
S&P 500 Index[3]	–4.32	–2.31	76.44	***
Lipper Large-Cap Core Funds Avg.[4]	–4.70	–2.65	67.27	****

Average Annual Total Returns[5] as of 12/31/07
		One Year	Five Years	Since Inception[1]
Class A		4.23%	11.00%	–1.33%
Class B		5.07	11.35	–1.37
Class C		8.58	11.45	–1.39
Class L		N/A	N/A	N/A
Class M		N/A	N/A	N/A
Class X		N/A	N/A	N/A
Russell 1000® Growth Index[2]		11.81	12.11	**
S&P 500 Index[3]		5.49	12.82	***
Lipper Large-Cap Core Funds Avg.[4]		5.73	11.70	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, and Class C, 11/3/99; Class L, Class M, and Class X, 3/26/07.

2The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how stock prices in the United States have performed.

4The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 1000 Growth Index Closest Month-End to Inception cumulative total returns as of 1/31/08 are –15.43% for Class A, Class B, and Class C; and 1.88% for Class L, Class M, and Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total returns as of 12/31/07 are –1.05% for Class A, Class B, and Class C. Class L, Class M, and Class X shares are new share classes and no average annual total return performance information is available for these new share classes.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 1/31/08 are 15.85% for Class A, Class B, and Class C; and –1.47% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/07 are 2.59% for Class A, Class B, and Class C. Class L, Class M, and Class X shares are new share classes and no average annual total return performance information is available for these new share classes.

****Lipper Large-Cap Core Funds Average (Lipper Average) Closest Month-End to Inception cumulative total returns as of 1/31/08 are 16.47% for Class A, Class B, and Class C; and –1.62% for Class L, Class M, and Class X. Lipper Large-Cap Core Funds Average (Lipper Average) Closest Month-End to Inception average annual total returns as of 12/31/07 are 2.50% for Class A, Class B, and Class C. Class L, Class M, and Class X shares are new share classes and no average annual total return performance information is available for these new share classes.

Jennison Conservative Growth Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Growth Index, the S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/08
Cisco Systems, Inc./Communications Equipment	4.2%
Charles Schwab Corp. (The)/Capital Markets	4.1
Google, Inc. (Class A)/Internet Software & Services	4.0
Microsoft Corp./Software	4.0
Colgate-Palmolive Co./Household Products	3.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/08
Pharmaceuticals	8.7%
Capital Markets	8.1
Communications Equipment	7.7
Software	7.6
Healthcare Equipment & Supplies	7.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2007, at the beginning of the period, and held through the six-month period ended January 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

Jennison Conservative Growth Fund	5

Fees and Expenses (continued)

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Conservative Growth Fund		Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,009.60	1.27%	$6.42
	Hypothetical	$1,000.00	$1,018.75	1.27%	$6.44

Class B	Actual	$1,000.00	$1,005.10	2.02%	$10.18
	Hypothetical	$1,000.00	$1,014.98	2.02%	$10.23

Class C	Actual	$1,000.00	$1,006.30	2.02%	$10.19
	Hypothetical	$1,000.00	$1,014.98	2.02%	$10.23

Class L	Actual	$1,000.00	$1,008.40	1.52%	$7.67
	Hypothetical	$1,000.00	$1,017.50	1.52%	$7.71

Class M	Actual	$1,000.00	$1,006.30	2.02%	$10.19
	Hypothetical	$1,000.00	$1,014.98	2.02%	$10.23

Class X	Actual	$1,000.00	$1,006.30	2.02%	$10.19
	Hypothetical	$1,000.00	$1,014.98	2.02%	$10.23

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS

Aerospace & Defense 3.2%
52,702	Boeing Co. (The)	$4,383,752
111,321	United Technologies Corp.	8,172,075

		12,555,827

Beverages 2.9%
66,500	Coca-Cola Co. (The)	3,934,805
111,500	PepsiCo, Inc.	7,603,185

		11,537,990

Biotechnology 3.4%
192,013	Genentech, Inc.(a)	13,477,392

Capital Markets 8.1%
726,500	Charles Schwab Corp. (The)	16,200,950
24,505	Goldman Sachs Group, Inc. (The)	4,919,869
177,500	Lazard Ltd. (Class A)(b)	7,014,800
69,000	Merrill Lynch & Co., Inc.(b)	3,891,600

		32,027,219

Chemicals 4.4%
156,008	Monsanto Co.	17,541,540

Communication Equipment 7.7%
684,642	Cisco Systems, Inc.(a)	16,773,729
180,300	Nokia OYJ, ADR (Finland)(b)	6,662,085
168,400	QUALCOMM, Inc.	7,143,528

		30,579,342

Computers & Peripherals 6.3%
74,800	Apple, Inc.(a)	10,124,928
342,000	Hewlett-Packard Co.	14,962,500

		25,087,428

Diversified Financial Services 1.8%
90,300	NYSE Euronext, Inc.	7,102,095

Electrical Equipment 1.5%
234,000	ABB Ltd., ADR (Switzerland)	5,850,000

See Notes to Financial Statements.

Jennison Conservative Growth Fund	7

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

Energy Equipment & Services 0.9%
47,079	Schlumberger Ltd.	$3,552,581

Food & Staples Retailing 5.7%
161,500	CVS Caremark Corp.	6,309,805
154,800	Costco Wholesale Corp.	10,517,112
149,600	Whole Foods Market, Inc.(b)	5,900,224

		22,727,141

Healthcare Equipment & Supplies 7.0%
78,000	Alcon, Inc.	11,076,000
161,600	Baxter International, Inc.	9,815,584
175,500	St. Jude Medical, Inc.(a)	7,109,505

		28,001,089

Hotels, Restaurants & Leisure 6.6%
419,500	Burger King Holdings, Inc.	11,053,825
123,900	International Game Technology	5,286,813
273,800	Marriott International, Inc. (Class A)(b)	9,845,848

		26,186,486

Household Products 3.8%
197,300	Colgate-Palmolive Co.	15,192,100

Industrial Conglomerates 2.1%
239,100	General Electric Co.(b)	8,466,531

Insurance 2.3%
165,300	American International Group, Inc.	9,117,948

Internet Software & Services 4.0%
28,500	Google, Inc. (Class A)(a)	16,082,550

Life Sciences, Tools & Services 2.0%
154,900	Thermo Fisher Scientific, Inc.(a)	7,975,801

Media 2.6%
351,700	Walt Disney Co. (The)(b)	10,526,381

Oil, Gas & Consumable Fuels 3.8%
127,300	Marathon Oil Corp.	5,964,005
93,100	Occidental Petroleum Corp.	6,318,697
51,700	Southwestern Energy Co.(a)	2,890,547

		15,173,249

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
Pharmaceuticals 8.7%
267,900	Abbott Laboratories	$15,082,770
151,300	Merck & Co., Inc.	7,002,164
183,200	Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	8,434,528
97,600	Wyeth	3,884,480

		34,403,942

Software 7.6%
214,100	Adobe Systems, Inc.(a)	7,478,513
138,100	Electronic Arts, Inc.(a)	6,541,797
492,600	Microsoft Corp.	16,058,760

		30,079,070

Textiles, Apparel & Luxury Goods 3.2%
209,200	NIKE, Inc. (Class B)	12,920,192

	Total long-term investments (cost $357,314,179)	396,163,894

SHORT-TERM INVESTMENT 14.0%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
55,561,222	(cost $55,561,222; includes $49,145,859 of cash collateral received for securities on loan) (Note 3)(c)(d)	55,561,222

	Total Investments 113.6% (cost $412,875,401; Note 5)	451,725,116
	Liabilities in excess of other assets (13.6%)	(53,986,372)

	Net Assets 100.0%	$397,738,744

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $48,766,037; cash collateral of $49,145,859 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

Jennison Conservative Growth Fund	9

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 12.4% of collateral received for securities on loan)	14.0%
Pharmaceuticals	8.7
Capital Markets	8.1
Communication Equipment	7.7
Software	7.6
Healthcare Equipment & Supplies	7.0
Hotels, Restaurants & Leisure	6.6
Computers & Peripherals	6.3
Food & Staples Retailing	5.7
Chemicals	4.4
Internet Software & Services	4.0
Household Products	3.8
Oil, Gas & Consumable Fuels	3.8
Biotechnology	3.4
Aerospace & Defense	3.2
Textiles, Apparel & Luxury Goods	3.2
Beverages	2.9
Media	2.6
Insurance	2.3
Industrial Conglomerates	2.1
Life Sciences, Tools & Services	2.0
Diversified Financial Services	1.8
Electrical Equipment	1.5
Energy Equipment & Services	0.9

113.6
Liabilities in excess of other assets	(13.6)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JANUARY 31, 2008	SEMIANNUAL REPORT

Jennison Conservative Growth Fund

Statement of Assets and Liabilities

as of January 31, 2008 (Unaudited)

Assets
Investments, at value including securities on loan of $48,766,037:
Unaffiliated investments (cost $357,314,179)	$396,163,894
Affiliated investments (cost $55,561,222)	55,561,222
Cash	249,108
Dividends receivable	256,741
Receivable for Fund shares sold	111,792
Foreign tax reclaim receivable	84,528
Prepaid expenses	10,885

Total assets	452,438,170

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	49,145,859
Payable for investments purchased	3,628,360
Payable for Fund shares reacquired	862,546
Accrued expenses	467,330
Distribution fee payable	257,375
Management fee payable	243,770
Transfer agent fee payable	84,203
Deferred trustees’ fees	9,983

Total liabilities	54,699,426

Net Assets	$397,738,744

Net assets were comprised of:
Shares of beneficial interest, at par	$55,820
Paid-in capital, in excess of par	436,020,753

436,076,573
Accumulated net investment loss	(1,318,970)
Accumulated net realized loss on investments	(75,868,574)
Net unrealized appreciation on investments	38,849,715

Net assets, January 31, 2008	$397,738,744

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($105,946,191 ÷ 14,213,925 shares of beneficial interest issued and outstanding)	$7.45
Maximum sales charge (5.50% of offering price)	0.43

Maximum offering price to public	$7.88

Class B
Net asset value, offering price and redemption price per share ($16,046,027 ÷ 2,315,544 shares of beneficial interest issued and outstanding)	$6.93

Class C
Net asset value, offering price and redemption price per share ($99,366,336 ÷ 14,345,648 shares of beneficial interest issued and outstanding)	$6.93

Class L
Net asset value, offering price and redemption price per share ($52,417,630 ÷ 7,048,857 shares of beneficial interest issued and outstanding)	$7.44

Class M
Net asset value, offering price and redemption price per share ($95,231,017 ÷ 13,747,763 shares of beneficial interest issued and outstanding)	$6.93

Class X
Net asset value, offering price and redemption price per share ($28,731,543 ÷ 4,147,844 shares of beneficial interest issued and outstanding)	$6.93

See Notes to Financial Statements.

Jennison Conservative Growth Fund	13

Statement of Operations

Six Months Ended January 31, 2008 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $7,359)	$2,358,356
Affiliated dividend income	238,616
Affiliated income from securities lending	124,973

Total income	2,721,945

Expenses
Management fee	1,585,079
Distribution fee—Class A	127,725
Distribution fee—Class B	93,318
Distribution fee—Class C	563,149
Distribution fee—Class L	150,512
Distribution fee—Class M	632,570
Distribution fee—Class X	163,439
Transfer agent’s fees and expenses (including affiliated expense of $265,000) (Note 3)	605,000
Custodian’s fees and expenses	26,000
Registration fees	21,000
Reports to shareholders	18,000
Legal fees and expenses	13,000
Audit fee	10,000
Trustees’ fees	9,000
Insurance expenses	4,000
Miscellaneous (includes interest expense (Note 7))	8,375

Total expenses	4,030,167

Net investment loss	(1,308,222)

Net Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain on investment transactions	9,178,912
Net change in unrealized appreciation on investments	(1,788,178)

Net gain on investments	7,390,734

Net Increase In Net Assets Resulting From Operations	$6,082,512

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2008	Year Ended July 31, 2007
Increase In Net Assets
Operations
Net investment loss	$(1,308,222)	$(970,526)
Net realized gain on investments and foreign currency transactions	9,178,912	128,929,223
Net change in unrealized appreciation (depreciation) on investments	(1,788,178)	(119,587,231)

Net increase in net assets resulting from operations	6,082,512	8,371,466

Distributions from net realized gains:
Class A	(16,117,802)	—
Class B	(3,053,115)	—
Class C	(18,259,947)	—
Class L	(9,084,908)	—
Class M	(19,666,340)	—
Class X	(5,225,515)	—

	(71,407,627)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	7,751,140	6,877,630
Net asset value of shares issued in connection with merger	—	483,612,446
Net asset value of shares issued to shareholders in reinvestment of dividends	66,691,391	—
Cost of shares reacquired	(74,274,230)	(95,805,761)

Net increase in net assets from Fund share transactions	168,301	394,684,315

Total increase (decrease)	(65,156,814)	403,055,781

Net Assets
Beginning of period	462,895,558	59,839,777

End of period	$397,738,744	$462,895,558

See Notes to Financial Statements.

Jennison Conservative Growth Fund	15

Notes to Financial Statements

(Unaudited)

Strategic Partners Style Specific Funds (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Jennison Conservative Growth Fund, and Dryden Small Capitalization Value Fund (formerly Strategic Partners Small Capitalization Value). These financial statements relate to Jennison Conservative Growth Fund (the “Fund”). The financial statements of the other funds are not presented herein.

The Fund’s investment objective is long-term capital appreciation through investment primarily in common stocks that, in the investment subadviser’s opinion, should have growth faster than that of the S&P 500.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of the financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the

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size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of July 31, 2007, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the

Jennison Conservative Growth Fund	17

Notes to Financial Statements

(Unaudited) continued

results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and

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currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the

Jennison Conservative Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.70 of 1% of average daily net assets on the first $500 million, 0.65 of 1% of average daily net assets on the next $500 million and 0.60 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was 0.70 of 1% for the six months ended January 31, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. PIMS has contractually agreed to limit such expenses to 0.25 of 1% of the average daily net assets of the Class A shares for the six months ended January 31, 2008.

PIMS has advised the Fund that it received approximately $54,200 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2008 that it received approximately $900, $22,200, $1,900, $104,900, and $20,100 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2008, the Fund incurred approximately $63,300 in total networking fees of which $18,900 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended January 31, 2008, PIM has been compensated approximately $53,600 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2008, were $130,117,922 and $194,739,432, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$414,430,586	$50,234,688	$(12,940,158)	$37,294,530

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Jennison Conservative Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

For federal income tax purposes, the Fund had a capital loss carryforward, as of July 31, 2007, of approximately $84,000,000 of which $11,400,000 expires in 2009, $25,900,000 expires in 2010, $36,600,000 expires in 2011, $9,400,000 expires in 2012 and $700,000 expires in 2013. The Fund utilized $57,500,000 of its capital loss any forward to offset net taxable gains realized in the fiscal year ended July 31, 2007. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The future utilization of capital loss acquired pursuant to the merger of Strategic Partners Capital Growth Fund in fiscal 2007 may be limited under certain conditions defined in the Internal Revenue Code.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M and Class X shares. Class A and L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will automatically convert to Class A shares on a quarterly basis approximately eight and ten years after purchase, respectively. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

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Transactions in shares of beneficial interest during the six months ended January 31, 2008 were as follows:

Class A	Shares	Amount
Six months ended January 31, 2008:
Shares sold	543,952	$4,649,163
Shares issued in reinvestment of dividends and distributions	1,974,159	15,201,024
Shares reacquired	(2,084,382)	(17,940,109)

Net increase in shares outstanding before conversion	433,729	1,910,078
Shares issued upon conversion from Class B	3,685,370	31,805,668

Net increase in shares outstanding	4,119,099	$33,715,746

Year ended July 31, 2007:
Shares sold	426,582	$3,735,142
Shares issued in connection with merger	7,004,788	61,151,797
Shares reacquired	(2,182,267)	(19,120,426)

Net increase in shares outstanding before conversion	5,249,103	45,766,513
Shares issued upon conversion from Class B	3,051,924	26,894,849

Net increase in shares outstanding	8,301,027	$72,661,362

Class B
Six months ended January 31, 2008:
Shares sold	138,443	$1,120,687
Shares issued in reinvestment of dividends and distributions	404,186	2,898,016
Shares reacquired	(274,384)	(2,215,484)

Net decrease in shares outstanding before conversion	268,245	1,803,219
Shares redeemed upon conversion to Class A	(302,353)	(2,391,571)

Net decrease in shares outstanding	(34,108)	$(588,352)

Year ended July 31, 2007:
Shares sold	146,938	$1,214,460
Shares issued in connection with merger	1,236,539	10,215,681
Shares reacquired	(746,510)	(6,077,900)

Net decrease in shares outstanding before conversion	636,967	5,352,241
Shares redeemed upon conversion to Class A	(833,058)	(6,803,267)

Net decrease in shares outstanding	(196,091)	$(1,451,026)

Jennison Conservative Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended January 31, 2008:
Shares sold	146,848	$1,162,901
Shares issued in reinvestment of dividends and distributions	2,395,207	17,172,894
Shares reacquired	(2,007,194)	(16,116,743)

Net increase in shares outstanding	534,861	$2,219,052

Year ended July 31, 2007:
Shares sold	150,025	$1,226,681
Shares issued in connection with merger	13,161,497	108,725,847
Shares reacquired	(3,176,304)	(26,377,280)

Net increase in shares outstanding	10,135,218	$83,575,248

Class L
Six months ended January 31, 2008:
Shares sold	21,654	$192,418
Shares issued in reinvestment of dividends and distributions	1,116,319	8,584,488
Shares reacquired	(1,186,973)	(10,320,889)

Net decrease in shares outstanding	(49,000)	$(1,543,983)

Period March 23, 2007* through July 31, 2007:
Shares sold	9,932	$80,913
Shares issued in connection with merger	8,428,401	73,587,192
Shares reacquired	(1,340,476)	(11,886,602)

Net increase in shares outstanding	7,097,857	$61,781,503

Class M
Six months ended January 31, 2008:
Shares sold	62,341	$525,761
Shares issued in reinvestment of dividends and distributions	2,478,461	17,770,568
Shares reacquired	(2,773,640)	(22,643,502)

Net increase in shares outstanding before conversion	(232,838)	(4,347,173)
Shares redeemed upon conversion to Class A	(3,631,336)	(29,414,063)

Net decrease in shares outstanding	(3,864,174)	$(33,761,236)

Period March 23, 2007* through July 31, 2007:
Shares sold	66,422	$519,034
Shares issued in connection with merger	23,119,679	191,003,465
Shares reacquired	(3,199,095)	(26,793,302)

Net increase in shares outstanding before conversion	19,987,006	164,729,197
Shares redeemed upon conversion to Class A	(2,375,069)	(19,934,040)

Net increase in shares outstanding	17,611,937	$144,795,157

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Class X	Shares	Amount
Six months ended January 31, 2008:
Shares sold	11,477	$100,210
Shares issued in reinvestment of dividends and distributions	706,332	5,064,401
Shares reacquired	(613,116)	(5,037,503)

Net increase in shares outstanding before conversion	104,693	127,108
Shares redeemed upon conversion to Class A	(4)	(34)

Net increase in shares outstanding	104,689	$127,074

Period March 23, 2007* through July 31, 2007:
Shares sold	12,986	$101,400
Shares issued in connection with merger	4,712,028	38,928,464
Shares reacquired	(663,096)	(5,550,251)

Net increase in shares outstanding before conversion	4,061,918	33,479,613
Shares redeemed upon conversion to Class A	(18,763)	(157,542)

Net increase in shares outstanding	4,043,155	$33,322,071

*	Inception date.

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The fund utilized the line of credit during the six months ended January 31, 2008. The balance for the 1 day the Fund had loans outstanding during the period was $2,850,000 at an interest rate of 5.75%.

Note 8. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standard Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning

Jennison Conservative Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

JANUARY 31, 2008	SEMIANNUAL REPORT

Jennison Conservative Growth Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.75

Income (loss) from investment operations:
Net investment income (loss)	—	(f)
Net realized and unrealized gain on investment transactions	.13

Total from investment operations	.13

Less Dividends
Distributions from net realized gains	(1.43)

Net asset value, end of period	$7.45

Total Return(a):	.96%
Ratios/Supplemental Data:
Net assets, end of period (000)	$105,946
Average net assets (000)	$101,624
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.27	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(d)
Net investment income (loss)	(.07	)%(d)
For Class A, B, C, L, M and X shares:
Portfolio turnover rate	29	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for less than one full year is not annualized.
(b)	Calculations are based on average shares outstanding during the year.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.
(f)	Less than $.005 per share.

See Notes to Financial Statements

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Class A
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004(b)	2003(b)

$7.76	$7.71	$6.81	$6.55	$5.68

.01	(.06)	(.01)	(.05)	(.04)
.98	.11	.91	.31	.91

.99	.05	.90	.26	.87

—	—	—	—	—

$8.75	$7.76	$7.71	$6.81	$6.55

12.76%	0.65%	13.22%	3.97%	15.32%

$88,377	$13,925	$18,614	$22,195	$23,355
$40,262	$16,620	$20,234	$24,075	$19,782

1.30%	1.63%	1.48%	1.43%	1.50%
1.05%	1.38%	1.23%	1.18%	1.25%
.08%	(.71)%	(.19)%	(.69)%	(.68)%

198%	173%	69%	53%	57%

See Notes to Financial Statements

Jennison Conservative Growth Fund	29

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.26

Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain on investment transactions	.13

Total from investment operations	.10

Less Dividends
Distributions from net realized gains	(1.43)

Net asset value, end of period	$6.93

Total Return(a):	.51%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,046
Average net assets (000)	$18,562
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.02	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(c)
Net investment loss	(.81	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for less than one full year is not annualized.
(b)	Calculations are based on average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements

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Class B
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004(b)	2003(b)

$7.38	$7.38	$6.58	$6.37	$5.56

(.08)	(.11)	(.06)	(.10)	(.08)
.96	.11	.86	.31	.89

.88	.00	.80	.21	.81

—	—	—	—	—

$8.26	$7.38	$7.38	$6.58	$6.37

11.92%	.00%	12.16%	3.30%	14.57%

$19,420	$18,787	$25,440	$30,055	$32,505
$18,153	$22,942	$27,444	$33,995	$30,456

2.19%	2.38%	2.23%	2.18%	2.25%
1.19%	1.38%	1.23%	1.18%	1.25%
(.98)%	(1.45)%	(.93)%	(1.44)%	(1.42)%

See Notes to Financial Statements

Jennison Conservative Growth Fund	31

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.26

Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain on investment transactions	.13

Total from investment operations	.10

Less Dividends
Distributions from net realized gains	(1.43)

Net asset value, end of period	$6.93

Total Return(a):	.63%
Ratios/Supplemental Data:
Net assets, end of period (000)	$99,366
Average net assets (000)	$112,018
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.02	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(c)
Net investment loss	(.81	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for less than one full year is not annualized.
(b)	Calculations are based on average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements

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Class C
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004(b)	2003(b)

$7.38	$7.38	$6.58	$6.37	$5.56

(.06)	(.11)	(.06)	(.10)	(.08)
.94	.11	.86	.31	.89

.88	.00	.80	.21	.81

—	—	—	—	—

$8.26	$7.38	$7.38	$6.58	$6.37

11.92%	.00%	12.16%	3.30%	14.57%

$114,101	$27,128	$35,714	$45,695	$53,817
$62,313	$32,119	$40,132	$53,712	$49,591

2.06%	2.38%	2.23%	2.18%	2.25%
1.06%	1.38%	1.23%	1.18%	1.25%
(.73)%	(1.45)%	(.92)%	(1.44)%	(1.43)%

See Notes to Financial Statements

Jennison Conservative Growth Fund	33

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended January 31, 2008(b)		From March 26, 2007(a) through July 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.75		$8.73

Income (loss) from investment operations
Net investment income (loss)	(.01)		.00	(c)
Net realized and unrealized gain on investment transactions	.13		.02

Total from investment operations	.12		.02

Less dividends
Distributions from net realized gains	(1.43)		—

Net asset value, end of period	$7.44		$8.75

Total Return(d):	.84%		.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$52,418		$62,087
Average net assets (000)	$59,878		$68,505
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.52	%(e)	1.46	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(e)	.96	%(e)
Net investment income	(.31	)%(e)	.01	%(e)

(a)	Inception date of Class L shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(e)	Annualized.

See Notes to Financial Statements

34	Visit our website at www.jennisondryden.com

	Class M
	Six Months Ended January 31, 2008(b)		From March 26, 2007(a) through July 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.26		$8.26

Income (loss) from investment operations
Net investment loss	(.03)		(.02)
Net realized and unrealized gain on investment transactions	.13		.02

Total from investment operations	.10		.00

Less dividends
Distributions from net realized gains	(1.43)		—

Net asset value, end of period	$6.93		$8.26

Total Return(c):	.63%		.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$95,231		$145,507
Average net assets (000)	$125,826		$169,827
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.02	%(d)	1.97	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(d)	.97	%(d)
Net investment loss	(.81	)%(d)	(.51	)%(d)

(a)	Inception date of Class M shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements

Jennison Conservative Growth Fund	35

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended January 31, 2008(b)		From March 26, 2007(a) through July 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.26		$8.26

Income (loss) from investment operations
Net investment loss	(.03)		(.01)
Net realized and unrealized gain on investment transactions	.13		.01

Total from investment operations	.10		.00

Less dividends
Distributions from net realized gains	(1.43)		—

Net asset value, end of period	$6.93		$8.26

Total Return(c):	.63%		.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$28,732		$33,403
Average net assets (000)	$32,510		$36,350
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.02	%(d)	1.97	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(d)	.97	%(d)
Net investment loss	(.81	)%(d)	(.49	)%(d)

(a)	Inception date of Class X shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements

36	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Conservative Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Conservative Growth Fund
Share Class	A	B	C	L	M	X
NASDAQ	TBDAX	TBDBX	TBDCX	JCGLX	JCGMX	JCGRX
CUSIP	862934106	862934205	862934304	862934718	862934692	862934684

MF503E2    IFS-A145449    Ed. 03/2008

JANUARY 31, 2008	SEMIANNUAL REPORT

Dryden Small Cap Value Fund

FUND TYPE

Small-capitalization stock

OBJECTIVE

Seeks above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 14, 2008

Dear Shareholder:

We hope you find the semiannual report for the Dryden Small Cap Value Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Sincerely,

Judy A. Rice, President

Dryden Small Cap Value Fund

Dryden Small Cap Value Fund	1

Your Fund’s Performance

Fund objective

The Dryden Small Cap Value Fund, managed by Quantitative Management Associates LLC (QMA), has above-average capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Gross operating expenses: Class A, 1.38%; Class B, 2.08%; Class C, 2.08%; Class L, 1.58%; Class M, 2.08%; Class X, 2.08%. Net operating expenses apply to: Class A, 1.34%; Class B, 2.08%; Class C, 2.08%; Class L, 1.58%; Class M, 2.08%; Class X, 2.08%, after contractual reduction through 11/30/07.

Cumulative Total Returns as of 1/31/08
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–9.07%	–13.25%	105.61%	159.93%
Class B	–9.40	–13.88	98.22	144.50
Class C	–9.40	–13.88	98.22	144.50
Class L	–9.18	–13.46	N/A	2.99
Class M	–9.47	–13.95	N/A	1.50
Class X	–9.46	–13.93	N/A	1.72
Russell 2000 Value Index[2]	–8.89	–14.76	105.48	**
Russell 2000 Index[3]	–7.51	–9.79	103.42	***
Lipper Small-Cap Value Funds Avg.[4]	–10.29	–11.61	99.05	****

Average Annual Total Returns[5] as of 12/31/07
		One Year	Five Years	Since Inception[1]
Class A		–14.50%	14.09%	12.01%
Class B		–13.67	14.41	11.95
Class C		–10.88	14.53	11.95
Class L		–14.86	N/A	–0.07
Class M		–14.40	N/A	0.77
Class X		–14.35	N/A	0.86
Russell 2000 Value Index[2]		–9.78	15.80	**
Russell 2000 Index[3]		–1.57	16.25	***
Lipper Small-Cap Value Funds Avg.[4]		–5.54	14.94	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are only exchangeable with Class L, Class M, and Class X shares, respectively, offered by the other JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, 11/3/99; and Class L, Class M, Class X, 8/22/05.

2The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

3The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed.

4The Lipper Small-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Class B, Class M, and Class X shares will automatically convert to Class A shares on a quarterly basis approximately seven years, and 10 years after purchase. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 2000 Value Index Closest Month-End to Inception cumulative total returns as of 1/31/08 are 156.65% for Class A, Class B, and Class C; 7.37% for Class L, Class M, and Class X. Russell 2000 Value Index Closest Month-End to Inception average annual total returns as of 12/31/07 are 12.81% for Class A, Class B, and Class C; 4.96% for Class L, Class M, and Class X.

***Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 1/31/08 are 84.40% for Class A, Class B, and Class C; 10.14% for Class L, Class M, and Class X. Russell 2000 Index Closest Month-End to Inception average annual total returns as of 12/31/07 are 8.72% for Class A, Class B, and Class C; 7.43% for Class L, Class M, and Class X.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/08 are 150.52% for Class A, Class B, and Class C; 6.61% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/07 are 12.38% for Class A, Class B, and Class C; 4.87% for Class L, Class M, and Class X.

Dryden Small Cap Value Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Russell 2000 Index and the Russell 2000 Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 2000 Index, the Russell 2000 Value Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/08
Westar Energy, Inc., Electric Utilities	0.8%
Olin Corp., Chemicals	0.8
Whiting Petroleum Corp., Oil, Gas & Consumable Fuels	0.7
Skywest, Inc., Airlines	0.7
Susquehanna Bancshares, Inc., Commercial Banks	0.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/08
Commercial Banks	11.2%
Insurance	9.7
Oil, Gas & Consumable Fuels	6.9
Chemicals	4.1
Gas Utilities	4.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2007, at the beginning of the period, and held through the six-month period ended January 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Dryden Small Cap Value Fund	5

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Small Cap Value Fund		Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$909.30	1.34%	$6.43
	Hypothetical	$1,000.00	$1,018.40	1.34%	$6.80

Class B	Actual	$1,000.00	$906.00	2.08%	$9.97
	Hypothetical	$1,000.00	$1,014.68	2.08%	$10.53

Class C	Actual	$1,000.00	$906.00	2.08%	$9.97
	Hypothetical	$1,000.00	$1,014.68	2.08%	$10.53

Class L	Actual	$1,000.00	$908.20	1.58%	$7.58
	Hypothetical	$1,000.00	$1,017.19	1.58%	$8.01

Class M	Actual	$1,000.00	$905.30	2.08%	$9.96
	Hypothetical	$1,000.00	$1,014.68	2.08%	$10.53

Class X	Actual	$1,000.00	$905.40	2.08%	$9.96
	Hypothetical	$1,000.00	$1,014.68	2.08%	$10.53

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.8%
COMMON STOCKS

Aerospace & Defense 0.7%
15,800	Curtiss-Wright Corp. (Class B Stock)(a)	$658,860
8,800	DRS Technologies, Inc.	472,296
7,400	Teledyne Technologies, Inc.*	382,062

		1,513,218

Air Freight & Logistics 0.2%
5,500	Atlas Air Worldwide Holdings, Inc.*(a)	274,670
9,600	Pacer International, Inc.	164,448

		439,118

Airlines 1.3%
21,600	Alaska Air Group, Inc.*(a)	546,480
38,700	Republic Airways Holdings, Inc.*	772,452
54,500	Skywest, Inc.	1,418,090

		2,737,022

Auto Components 1.9%
31,400	Aftermarket Technology Corp.*(a)	797,874
44,100	American Axle & Manufacturing Holdings, Inc.(a)	959,175
49,000	ArvinMeritor, Inc.(a)	665,420
18,500	Lear Corp.*(a)	543,160
30,400	Modine Manufacturing Co.(a)	469,376
14,900	Tenneco, Inc.*(a)	394,403

		3,829,408

Automobiles 0.2%
15,200	Winnebago Industries, Inc.(a)	320,112

Automotive Parts 0.2%
19,300	Cooper Tire & Rubber Co.	329,451

Building Products 1.0%
2,800	American Woodmark Corp.(a)	58,744
11,200	Gibraltar Industries, Inc.	147,840
8,400	Griffon Corp.*	91,560
17,000	Lennox International, Inc.	631,720
17,100	Simpson Manufacturing Co., Inc.(a)	471,105
15,700	Universal Forest Products, Inc.(a)	568,340

		1,969,309

See Notes to Financial Statements.

Dryden Small Cap Value Fund	7

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets 0.8%
19,200	Calamos Asset Management, Inc. (Class A Stock)	$418,944
49,200	MCG Capital Corp.(a)	648,456
10,100	Raymond James Financial, Inc.(a)	283,709
16,300	SWS Group, Inc.	250,205

		1,601,314

Chemicals 4.1%
16,600	Arch Chemicals, Inc.	558,922
10,500	Cytec Industries, Inc.	594,405
22,700	Ferro Corp.	401,336
5,900	FMC Corp.	313,644
1,300	Fuller, (H.B.) Co.	26,988
32,000	Hercules, Inc.	560,960
11,600	Lubrizol Corp. (The)	610,276
34,200	Methanex Corp. (Canada)	858,078
75,000	Olin Corp.	1,536,750
88,100	PolyOne Corp.*(a)	542,696
28,200	RPM International, Inc.	610,248
28,400	Sensient Technologies Corp.	754,304
29,800	Spartech Corp.	438,954
31,400	Valspar Corp. (The)(a)	628,942

		8,436,503

Commercial Banks 11.2%
12,800	AMCORE Financial, Inc.	283,776
11,000	Banco Latinoamericano de Exportaciones SA (Panama)	169,730
12,900	Bancorpsouth, Inc.	316,308
6,000	Capital Bancorp Ltd.(a)	124,920
18,000	Cathay General Bancorp(a)	466,740
12,800	Central Pacific Financial Corp.	243,200
25,800	Chemical Financial Corp.(a)	714,144
76,900	Citizens Banking Corp.	1,087,366
19,100	City Holding Co.(a)	733,822
32,700	Community Bank System, Inc.(a)	713,514
3,800	Community Trust Bancorp, Inc.(a)	109,858
21,100	CVB Financial Corp.	235,265
15,500	First Communtiy Banshares, Inc.(a)	535,835
25,600	First Financial Bancorp(a)	297,984
25,500	First Merchants Corp.	688,500
33,800	FirstMerit Corp.(a)	756,106

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
16,900	Hanmi Financial Corp.(a)	$145,340
21,000	Independent Bank Corp.	609,840
59,840	International Bancshares Corp.	1,241,081
34,300	MB Financial, Inc.(a)	1,066,730
4,200	Nara Bancorp, Inc.	51,072
67,774	National Penn Bancshares, Inc.(a)	1,173,168
33,000	NBT Bancorp, Inc.(a)	745,140
53,000	Old National Bancorp.(a)	890,400
51,000	Pacific Capital Bancorp(a)	1,096,500
3,400	Park National Corp.(a)	244,800
8,700	PrivateBancorp, Inc.(a)	320,160
42,600	Provident Bankshares Corp.	883,098
21,000	Simmons First National Corp. (Class A Stock)	595,350
25,800	South Financial Group, Inc. (The)	445,824
53,100	Sterling Financial Corp. (WA)(a)	944,649
65,950	Susquehanna Bancshares, Inc.	1,399,459
10,200	SVB Financial Group*(a)	493,680
16,800	Trustmark Corp.	386,568
35,900	UCBH Holdings, Inc.(a)	506,908
24,900	Umpqua Holdings Corp.	408,360
12,200	United Bankshares, Inc.(a)	392,352
25,400	Westamerica Bancorporation(a)	1,257,808

		22,775,355

Commercial Services 0.1%
6,400	Navigant Consulting, Inc.*	75,776
6,400	Volt Information Sciences, Inc.*	119,488

		195,264

Commercial Services & Supplies 2.7%
38,800	Deluxe Corp.(a)	943,616
10,300	Ennis, Inc.(a)	163,049
1,100	Heidrick & Struggles International, Inc.	30,228
14,100	HNI Corp.	474,606
17,400	IKON Office Solutions, Inc.	142,332
11,200	Kelly Services, Inc. (Class A Stock)(a)	192,864
4,700	Korn/Ferry International*	75,623
7,400	M&F Worldwide Corp.*	289,192
20,200	McGrath RentCorp	470,458
4,200	Mobile Mini, Inc.*	63,840

See Notes to Financial Statements.

Dryden Small Cap Value Fund	9

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
47,900	Schawk, Inc.	$687,844
25,000	School Specialty, Inc.*(a)	811,500
23,600	TrueBlue, Inc.*	336,772
17,450	Waste Connections, Inc.*(a)	508,842
7,000	Watson Wyatt Worldwide, Inc.	344,050

		5,534,816

Communication Equipment 0.5%
20,100	Arris Group, Inc.*	176,679
17,400	Avocent Corp.*(a)	288,840
4,400	Black Box Corp.	146,344
18,500	Plantronics, Inc.	353,350

		965,213

Computer Hardware 0.2%
9,900	CACI International, Inc. (Class A Stock)*(a)	431,541

Computer Services & Software 0.1%
8,600	CSG Systems International, Inc.*(a)	109,736

Computers & Peripherals 0.2%
31,000	Hutchinson Technology, Inc.*(a)	488,870

Construction 0.1%
7,100	NCI Building Systems, Inc.*	204,196

Construction & Engineering 0.2%
7,100	URS Corp.*	311,690

Construction Materials 0.4%
64,900	Headwaters, Inc.*(a)	731,423

Consumer Finance 0.3%
14,200	CompuCredit Corp.*(a)	208,740
15,600	Credit Acceptance Corp.*(a)	265,200
13,600	First Cash Financial Services, Inc.*	136,136
6,400	Nelnet, Inc. (Class A Stock)	85,056

		695,132

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Containers & Packaging 0.8%
20,200	AptarGroup, Inc.	$761,944
8,100	Greif, Inc. (Class A Stock)(a)	532,980
6,000	Myers Industries, Inc.	70,500
6,500	Rock-Tenn Co. (Class A Stock)	185,835

		1,551,259

Distribution/Wholesale 0.1%
3,700	United Stationers, Inc.*	204,462
1,100	Watsco, Inc.	40,568

		245,030

Diversified Consumer Services 1.1%
11,300	Pre-Paid Legal Services, Inc.*(a)	627,715
31,400	Regis Corp.(a)	795,362
101,800	Stewart Enterprises, Inc.	724,816
10,100	Universal Technical Institute, Inc.*	150,288

		2,298,181

Diversified Financial Services 0.6%
40,800	Asset Acceptance Capital Corp.(a)	393,720
5,500	Asta Funding, Inc.(a)	114,785
27,400	Financial Federal Corp.(a)	658,696

		1,167,201

Diversified Telecommunication Services 1.2%
15,500	Atlantic Tele-Network, Inc.(a)	488,095
63,900	Iowa Telecommunications Services, Inc.(a)	985,338
73,200	Premiere Global Services, Inc.*	892,308

		2,365,741

Electric Utilities 3.1%
9,800	Allete, Inc.(a)	377,202
47,300	Cleco Corp.	1,222,705
43,200	El Paso Electric Co.*	1,012,176
4,200	Empire District Electric Co. (The)	93,114
25,500	Idacorp, Inc.	832,320
3,800	MGE Energy, Inc.	124,488
26,700	Otter Tail Corp.	869,619
70,800	Westar Energy, Inc.(a)	1,724,688

		6,256,312

See Notes to Financial Statements.

Dryden Small Cap Value Fund	11

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electrical Equipment 1.4%
8,400	Acuity Brands, Inc.(a)	$382,284
9,400	Encore Wire Corp.(a)	156,792
57,900	GrafTech International Ltd.*	871,395
16,600	Regal-Beloit Corp.	629,472
8,200	Smith, (A.O.) Corp.	287,000
10,200	Thomas & Betts Corp.*(a)	461,550

		2,788,493

Electronic Equipment & Instruments 2.2%
8,800	Avnet, Inc.*	313,368
47,000	Benchmark Electronics, Inc.*(a)	834,250
27,400	Checkpoint Systems, Inc.*(a)	651,024
74,300	CTS Corp.(a)	787,580
46,400	Insight Enterprises, Inc.*(a)	801,328
14,400	Methode Electronics, Inc. (Class A Stock)	174,528
17,400	Park Electrochemical Corp.	412,032
43,600	TTM Technologies, Inc.*	443,412

		4,417,522

Energy Equipment & Services 2.7%
9,900	Allis-Chalmers Energy, Inc.*(a)	108,900
4,300	Basic Energy Services, Inc.*(a)	76,927
16,300	Bristow Group, Inc.*(a)	820,705
15,500	Bronco Drilling Co., Inc.*	242,730
20,600	GulfMark Offshore, Inc.*(a)	861,492
9,500	Hornbeck Offshore Services, Inc.*(a)	367,460
8,000	Lufkin Industries, Inc.	422,960
20,600	Oil States International, Inc.*(a)	722,236
48,300	Parker Drilling Co.*	335,685
20,700	Pioneer Drilling Co.*	215,487
11,100	Tidewater, Inc.	587,856
8,000	Trico Marine Services*(a)	256,720
10,400	W-H Energy Services, Inc.*	505,960

		5,525,118

Financial—Brokerage 0.1%
5,900	Piper Jaffray Cos.*(a)	279,542

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing 1.4%
14,000	Casey’s General Stores, Inc.	$364,000
20,200	Ingles Markets, Inc. (Class A Stock)	470,458
21,600	Nash Finch Co.(a)	770,688
5,400	Pantry, Inc. (The)*(a)	156,924
33,700	Ruddick Corp.	1,148,496

		2,910,566

Food Products 1.6%
29,550	Flowers Foods, Inc.(a)	709,200
19,000	Lancaster Colony Corp.(a)	662,340
14,600	Ralcorp Holdings, Inc.*(a)	794,386
1,900	Sanderson Farms, Inc.	63,859
400	Seaboard Corp.	514,100
11,000	Smucker, (J.M.) Co. (The)	514,030

		3,257,915

Gas Utilities 4.1%
12,400	AGL Resources, Inc.	469,340
29,800	Atmos Energy Corp.	855,856
10,300	Energen Corp.	647,870
22,300	Laclede Gas Co.	748,834
4,600	New Jersey Resources Corp.	215,694
29,800	Nicor, Inc.(a)	1,221,800
9,600	Northwest Natural Gas Co.	454,464
17,900	ONEOK, Inc.	841,300
11,801	Southern Union Co.	320,739
45,000	Southwest Gas Corp.	1,284,750
37,100	WGL Holdings, Inc.	1,196,104

		8,256,751

Healthcare Equipment & Supplies 0.9%
13,200	Cooper Cos., Inc. (The)(a)	519,816
6,000	Hillenbrand Industries, Inc.(a)	310,320
34,300	Invacare Corp.	834,862
3,800	West Pharmaceutical Services, Inc.	148,580

		1,813,578

Healthcare Providers & Services 3.1%
65,700	Alliance Imaging, Inc.*(a)	698,391
7,301	Amedisys, Inc.*(a)	311,242

See Notes to Financial Statements.

Dryden Small Cap Value Fund	13

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
35,700	AMERIGROUP Corp.*(a)	$1,339,464
24,400	AmSurg Corp.*(a)	628,544
33,300	Apria Healthcare Group, Inc.*(a)	706,626
34,200	Centene Corp.*(a)	818,748
27,800	Kindred Healthcare, Inc.*	765,612
25,900	Magellan Health Services, Inc.*(a)	1,132,866

		6,401,493

Healthcare Services 0.1%
5,500	Molina Healthcare, Inc.*	187,605

Hotel/Resort & Entertainment Property 0.2%
34,500	Strategic Hotels & Resorts, Inc.	495,075

Hotels, Restaurants & Leisure 1.3%
1,600	Ameristar Casinos, Inc.	35,168
16,100	Brinker International, Inc.	299,621
23,800	CBRL Group, Inc.	744,226
17,600	CEC Entertainment, Inc.*	410,608
31,400	Dover Downs Gaming & Entertainment, Inc.	298,300
24,500	O’Charleys, Inc.	339,815
13,800	Sonic Corp.*(a)	306,084
5,800	Speedway Motorsports, Inc.	176,030
12,000	Steak N Shake Co. (The)*(a)	104,880

		2,714,732

Household Durables 3.0%
42,700	American Greetings Corp. (Class A Stock)(a)	876,204
8,000	Avatar Holdings, Inc.*(a)	343,200
32,500	Blyth, Inc.(a)	708,175
33,800	Champion Enterprises, Inc.*(a)	330,226
15,600	CSS Industries, Inc.	455,208
27,900	Ethan Allen Interiors, Inc.(a)	863,505
15,800	Furniture Brands International, Inc.(a)	150,890
12,300	Helen of Troy Ltd. (Bermuda)*	209,100
1,218	Jarden Corp.*(a)	30,499
7,200	M.D.C. Holdings, Inc.	333,144
7,000	Snap-on, Inc.(a)	343,840
18,300	Tempur-Pedic International, Inc.(a)	362,706
32,000	Tupperware Brands Corp.(a)	1,184,000

		6,190,697

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Industrial Conglomerates 0.4%
10,900	Teleflex, Inc.	$644,408
11,700	Tredegar Corp.	162,162

		806,570

Industrial Products 0.1%
7,700	Buckeye Technologies, Inc.*(a)	101,255
8,000	Superior Essex, Inc.*	192,400

		293,655

Insurance 9.7%
1,530	Alleghany Corp.*(a)	578,340
30,600	American Equity Investment Life Holding Co.(a)	253,062
3,900	American Physicians Capital, Inc.(a)	161,148
14,394	Argo Group International Holdings Ltd. (Bermuda)*(a)	587,851
32,300	Aspen Insurance Holdings, Ltd. (Bermuda)(a)	911,506
5,100	CNA Surety Corp.*	90,933
35,700	Delphi Financial Group, Inc. (Class A Stock)	1,120,266
16,900	FBI Financial Group, Inc. (Class A Stock)	556,855
19,000	Harleysville Group, Inc.	677,350
23,100	HCC Insurance Holdings, Inc.	643,566
29,000	Hilb, Rogal & Hobbs Co.(a)	1,049,220
33,400	Horace Mann Educators Corp.(a)	613,558
15,500	Infinity Property & Casual Corp.(a)	617,985
23,900	LandAmerica Financial Group, Inc.(a)	1,246,624
21,500	Max Capital Group Ltd. (Bermuda)(a)	610,385
32,100	Odyssey Re Holdings Corp.(a)	1,219,158
24,600	Philadelphia Consolidated Holding Corp.*	880,680
68,800	Phoenix Cos., Inc. (The)(a)	745,104
21,800	Platinum Underwriters Holdings Ltd. (Bermuda)	735,750
23,200	ProAssurance Corp.*(a)	1,338,640
13,300	RLI Corp.	750,120
6,800	Safety Insurance Group, Inc.(a)	265,336
43,200	Selective Insurance Group	1,032,912
36,200	State Auto Financial Corp.	1,011,066
18,500	Stewart Information Services Corp.	633,255
7,800	United America Indemnity Ltd. (Cayman Islands)*	159,978
18,600	United Fire & Casualty Co.	620,868
15,400	Zenith National Insurance Corp.	613,228

		19,724,744

See Notes to Financial Statements.

Dryden Small Cap Value Fund	15

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Services 0.6%
22,100	CIBER, Inc.*	$106,522
19,700	CMGI, Inc.*	254,130
66,800	Perot Systems Corp. (Class A Stock)*(a)	810,952

		1,171,604

Internet Software & Services 0.7%
117,200	EarthLink, Inc.*(a)	798,132
60,600	United Online, Inc.(a)	676,902

		1,475,034

IT Services 0.2%
3,900	InfoUSA, Inc.	34,281
28,500	MPS Group, Inc.*	286,425

		320,706

Leisure Equipment & Products 0.6%
10,500	Brunswick Corp.(a)	199,395
14,600	Jakks Pacific, Inc.*	343,976
12,900	Polaris Industries, Inc.(a)	560,376
8,700	RC2 Corp.*	163,386

		1,267,133

Machinery 4.0%
17,800	Actuant Corp. (Class A Stock)(a)	486,474
19,600	Albany International Corp. (Class A Stock)(a)	686,196
18,300	Barnes Group, Inc.(a)	487,695
15,700	Blount International, Inc.*(a)	181,963
49,600	Briggs & Stratton Corp.(a)	1,034,160
15,000	Crane Co.	613,050
23,200	EnPro Industries, Inc.*(a)	696,000
27,800	Federal Signal Corp.	322,202
6,200	FreightCar America, Inc.	233,802
6,500	Greenbrier Cos., Inc.	126,360
8,600	Harsco Corp.	489,512
29,600	Mueller Industries, Inc.	828,800
5,600	NACCO Industries, Inc. (Class A Stock)	560,336
9,300	Nordson Corp.	463,884
30,500	Timken Co.	922,015

		8,132,449

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery & Equipment 0.1%
2,800	Cascade Corp.(a)	$144,536

Marine
800	TBS International Ltd. (Class A Stock) (Bermuda)*	26,648

Media 2.0%
64,900	Belo Corp. (Class A Stock)(a)	1,077,989
29,800	Entercom Communications Corp. (Class A Stock)(a)	366,838
51,600	Journal Communications, Inc. (Class A Stock)(a)	425,700
34,100	Lee Enterprises, Inc.(a)	407,154
42,400	Lin TV Corp. (Class A Stock)*	553,320
20,900	Media General, Inc. (Class A Stock)(a)	397,518
52,000	Sinclair Broadcast Group, Inc. (Class A Stock)(a)	468,000
38,600	Valassis Communications, Inc.*(a)	369,016

		4,065,535

Metals & Mining 1.7%
3,500	A.M. Castle & Co.	74,130
3,100	Cleveland-Cliffs, Inc.(a)	315,704
23,000	Commercial Metals Co.	652,050
25,900	Quanex Corp.(a)	1,357,419
9,000	Schnitzer Steel Industries, Inc. (Class A Stock)(a)	509,940
29,200	Worthington Industries, Inc.(a)	478,588

		3,387,831

Multi-Utilities 2.1%
42,100	Avista Corp.(a)	848,315
26,900	Black Hills Corp.(a)	1,042,106
16,000	CH Energy Group, Inc.(a)	617,440
54,900	PNM Resources, Inc.	1,060,668
24,300	Vectren Corp.	667,035

		4,235,564

Oil, Gas & Consumable Fuels 6.9%
18,900	Alon USA Energy, Inc.(a)	343,980
14,200	Arlington Tankers Ltd. (Bermuda)	301,324
15,400	Berry Petroleum Co. (Class A Stock)	577,038
7,900	Cabot Oil & Gas Corp.	305,651
7,300	Callon Petroleum Co.*	112,493
7,300	Clayton Williams Energy, Inc.*	263,530

See Notes to Financial Statements.

Dryden Small Cap Value Fund	17

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
20,100	Comstock Resources, Inc.*(a)	$637,170
1,800	Delek US Holdings, Inc.	29,574
39,600	Encore Acquisition Co.*(a)	1,290,960
11,200	Energy Partners Ltd.*	135,856
13,500	Forest Oil Corp.*	610,470
16,400	Frontier Oil Corp.	578,428
20,600	Frontline Ltd. (Bermuda)(a)	876,942
35,800	General Maritime Corp.(a)	889,272
6,900	Golar LNG Ltd. (Bermuda)	142,485
12,200	Holly Corp.	590,724
3,000	Knightsbridge Tankers Ltd. (Bermuda)(a)	78,750
8,400	Massey Energy Co.	312,312
12,200	Nordic American Tanker Shipping (Bermuda)(a)	380,884
4,200	Ship Finance International Ltd. (Bermuda)(a)	109,704
24,000	St. Mary Land & Exploration Co.	845,520
14,200	Stone Energy Corp.*	582,200
30,600	Swift Energy Co.*(a)	1,320,390
42,400	USEC, Inc.*(a)	342,168
27,300	W&T Offshore, Inc.(a)	772,317
10,500	Western Refining, Inc.(a)	224,175
26,700	Whiting Petroleum Corp.*	1,434,858

		14,089,175

Paper & Forest Products 0.3%
23,700	Schweitzer-Mauduit International, Inc.	565,008

Personal Products 0.6%
27,500	Elizabeth Arden, Inc.*(a)	551,375
28,100	NBTY, Inc.*	680,582

		1,231,957

Pharmaceuticals
3,400	Viropharma, Inc.*(a)	30,124

Printing & Publishing 0.2%
900	Consolidated Graphics, Inc.*	45,279
11,800	Scholastic Corp.*(a)	404,386

		449,665

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts 1.6%
3,600	Arbor Realty Trust, Inc.(a)	$63,972
13,900	Capital Trust, Inc. (Class A Stock)(a)	398,791
11,200	Cousins Properties, Inc.(a)	297,920
7,800	Hersha Hospitality Trust	70,122
38,100	HRPT Properties Trust(a)	302,895
4,400	National Health Investors, Inc.	130,064
6,100	Parkway Properties, Inc.(a)	219,112
27,100	Pennsylvania Real Estate Investment Trust(a)	722,215
24,500	Potlatch Corp.(a)	1,051,785
3,200	Ramco-Gershenson Properties	71,360

		3,328,236

Retail & Merchandising 0.5%
12,000	Bob Evans Farms, Inc.(a)	356,880
14,200	Collective Brands, Inc.*	250,204
5,700	Dress Barn, Inc.*(a)	69,483
17,600	Zale Corp.*	288,640

		965,207

Retail—Restaurants 0.1%
10,400	Domino’s Pizza, Inc.(a)	141,544

Road & Rail 2.3%
5,000	AMERCO*(a)	347,400
43,000	Arkansas Best Corp.	1,323,970
18,400	Avis Budget Group, Inc.*(a)	245,640
20,300	Dollar Thrifty Automotive Group, Inc.*(a)	495,523
26,300	Marten Transport Ltd.*	447,363
16,400	Old Dominion Freight Line, Inc.*	478,060
60,800	Werner Enterprises, Inc.(a)	1,238,496

		4,576,452

Semiconductors & Semiconductor Equipment 1.1%
28,200	AMIS Holdings, Inc.*	206,142
41,100	Amkor Technology, Inc.*(a)	314,004
16,500	MKS Instruments, Inc.*	306,900
38,100	Omnivision Technologies, Inc.*(a)	539,496
56,400	ON Semiconductor Corp.*	365,472
45,200	Photronics, Inc.*(a)	550,988

		2,283,002

See Notes to Financial Statements.

Dryden Small Cap Value Fund	19

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software 0.2%
16,500	Sybase, Inc.*(a)	$465,630

Specialty Retail 2.1%
10,800	Aaron Rents, Inc.(a)	206,496
46,950	Brown Shoe Co., Inc.(a)	807,540
9,000	Cabela’s, Inc., (Class A Stock)*(a)	132,750
19,600	Cato Corp. (The) (Class A Stock)	320,852
3,000	Charlotte Russe Holding, Inc.*	54,090
11,300	Men’s Wearhouse, Inc. (The)(a)	288,037
13,050	Monro Muffler Brake, Inc.	241,425
21,200	Pacific Sunwear of California, Inc.*(a)	235,744
28,074	Penske Auto Group, Inc.(a)	509,824
47,200	Rent-A-Center, Inc.*(a)	807,120
12,100	Sonic Automotive, Inc.(a)	242,605
17,500	Stage Stores, Inc.	209,475
28,700	Talbots, Inc.(a)	277,529

		4,333,487

Textiles, Apparel & Luxury Goods 1.3%
4,900	Columbia Sportswear Co.	213,885
19,500	K-Swiss, Inc. (Class A Stock)	354,120
28,000	Kellwood Co.	559,440
17,200	Kenneth Cole Productions, Inc. (Class A Stock)	297,732
18,300	Movado Group, Inc.	443,226
15,600	Oxford Industries, Inc.	355,212
25,300	Timberland Co. (The) (Class A Stock)*(a)	415,173

		2,638,788

Thrifts & Mortgage Finance 2.6%
23,900	Anchor BanCorp Wisconsin, Inc.	597,500
37,900	Corus Bankshares, Inc.(a)	482,088
43,200	Dime Community Bancshares, Inc.	649,296
15,700	Downey Financial Corp.(a)	541,650
12,100	First Financial Holdings, Inc.	294,514
13,500	FirstFed Financial Corp.*(a)	566,325
37,600	Flagstar Bancorp, Inc.(a)	310,200
25,000	Flushing Financial Corp.	399,750
8,600	PMI Group, Inc. (The)(a)	81,700
22,700	TierOne Corp.	456,724

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)
35,600	Washington Federal, Inc.(a)	$869,352
1,200	WSFS Financial Corp.	63,960

		5,313,059

Tobacco 0.7%
27,300	Universal Corp.(a)	1,359,813

Trading Companies & Distributors 0.2%
4,700	Electro Rental Corp.	66,176
8,100	WESCO International, Inc.*	342,144

		408,320

Transportation 0.1%
12,800	Rush Enterprises, Inc. (Class A Stock)*	214,784

Utilities 0.2%
13,600	Unisource Energy Corp.	399,568

Wireless Telecommunication Services 0.2%
33,700	USA Mobility, Inc.*	404,737

	TOTAL LONG-TERM INVESTMENTS (cost $209,868,386)	200,992,067

SHORT-TERM INVESTMENT 44.7%

AFFILIATED MONEY MARKET MUTUAL FUND
90,990,701	Dryden Core Investment Fund - Taxable Money Market Series (cost $90,990,701; includes $90,805,507 of cash collateral for securities on loan, Note 3)(b)(c)	90,990,701

	TOTAL INVESTMENTS 143.5% (cost $300,859,087; Note 5)	291,982,768
	Liabilities in excess of other assets (43.5%)	(88,570,896)

	NET ASSETS 100%	$203,411,872

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $89,740,904; cash collateral of $90,805,507 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

Dryden Small Cap Value Fund	21

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as January 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (44.6% represents investments purchased with collateral from securities on loan)	44.7%
Commercial Banks	11.2
Insurance	9.7
Oil, Gas & Consumable Fuels	6.9
Chemicals	4.1
Gas Utilities	4.1
Machinery	4.0
Healthcare Providers & Services	3.1
Electric Utilities	3.1
Household Durables	3.0
Commercial Services & Supplies	2.7
Energy Equipment & Services	2.7
Thrifts & Mortgage Finance	2.6
Road & Rail	2.3
Electronic Equipment & Instruments	2.2
Specialty Retail	2.1
Multi-Utilities	2.1
Media	2.0
Auto Components	1.9
Metals & Mining	1.7
Real Estate Investment Trusts	1.6
Food Products	1.6
Food & Staples Retailing	1.4
Electrical Equipment	1.4
Airlines	1.3
Hotels, Restaurants & Leisure	1.3
Textiles, Apparel & Luxury Goods	1.3
Diversified Telecommunication Services	1.2
Diversified Consumer Services	1.1
Semiconductors & Semiconductor Equipment	1.1
Building Products	1.0
Healthcare Equipment & Supplies	0.9
Capital Markets	0.8
Containers & Packaging	0.8
Aerospace & Defense	0.7
Internet Software & Services	0.7
Tobacco	0.7
Leisure Equipment & Products	0.6
Personal Products	0.6
Internet Services	0.6
Diversified Financial Services	0.6
Communication Equipment	0.5
Retail & Merchandising	0.5
Industrial Conglomerates	0.4
Construction Materials	0.4

See Notes to Financial Statements.

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Industry (cont’d.)
Consumer Finance	0.3%
Paper & Forest Products	0.3
Hotel/resort & Entertainment Property	0.2
Computers & Peripherals	0.2
Software	0.2
Printing & Publishing	0.2
Air Freight & Logistics	0.2
Computer Hardware	0.2
Trading Companies & Distributors	0.2
Wireless Telecommunication Services	0.2
Utilities	0.2
Automotive Parts	0.2
IT Services	0.2
Automobiles	0.2
Construction & Engineering	0.2
Industrial Products	0.1
Financial—Brokerage	0.1
Distribution/Wholesale	0.1
Transportation	0.1
Construction	0.1
Commercial Services	0.1
Healthcare Services	0.1
Machinery & Equipment	0.1
Retail—Restaurants	0.1
Computer Services & Software	0.1

143.5
Liabilities in excess of other assets	(43.5)

100.0%

See Notes to Financial Statements.

Dryden Small Cap Value Fund	23

Statement of Assets and Liabilities

January 31, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $89,740,904:
Unaffiliated investments (cost $209,868,386)	$200,992,067
Affiliated investments (cost $90,990,701)	90,990,701
Receivable for investments sold	3,999,700
Receivable for Fund shares sold	459,160
Dividends and interest receivable	304,046
Other assets	129,000
Prepaid expenses and other assets	8,161

Total assets	296,882,835

Liabilities
Payable to broker for collateral for securities on loan	90,805,507
Payable for Fund shares reacquired	1,038,700
Payable for investments purchased	1,026,986
Payable to custodian	156,070
Accrued expenses and other liabilities	141,835
Distribution fee payable	125,096
Management fee payable	120,163
Transfer agent fee payable	50,994
Deferred trustees’ fees	5,612

Total liabilities	93,470,963

Net Assets	$203,411,872

Net assets were comprised of:
Shares of beneficial interest, at par	$17,000
Paid-in capital, in excess of par	209,480,215

209,497,215
Undistributed net investment income	407,981
Accumulated net realized gain on investments	2,382,995
Net unrealized depreciation on investments	(8,876,319)

Net assets, January 31, 2008	$203,411,872

See Notes to Financial Statements.

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Class A
Net assets	$74,294,033
Shares of beneficial interest issued and outstanding	5,882,217
Net asset value and redemption price per share	$12.63
Maximum sales charge (5.50% of offering price)	.74

Maximum offering price to public	$13.37

Class B
Net assets	$18,211,885
Shares of beneficial interest issued and outstanding	1,583,031
Net asset value and redemption price per share	$11.50

Class C
Net assets	$60,696,262
Shares of beneficial interest issued and outstanding	5,275,586
Net asset value and redemption price per share	$11.51

Class L
Net assets	$13,990,072
Shares of beneficial interest issued and outstanding	1,110,365
Net asset value and redemption price per share	$12.60
Maximum sales charge (5.75% of offering price)	.77

Maximum offering price to public	$13.37

Class M
Net assets	$26,015,179
Shares of beneficial interest issued and outstanding	2,264,182
Net asset value and redemption price per share	$11.49

Class X
Net assets	$10,204,441
Shares of beneficial interest issued and outstanding	884,796
Net asset value and redemption price per share	$11.53

See Notes to Financial Statements.

Dryden Small Cap Value Fund	25

Statement of Operations

Six Months Ended January 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of $1,882 foreign withholding tax)	$2,604,199
Affiliated income from securities lending, net	445,839
Affiliated dividends	38,429

3,088,467

Expenses
Management fee	883,457
Distribution fee—Class A	119,088
Distribution fee—Class B	113,132
Distribution fee—Class C	387,143
Distribution fee—Class L	41,794
Distribution fee—Class M	169,831
Distribution fee—Class X	59,024
Transfer agent’s fees and expenses(a)	287,000
Reports to shareholders	56,000
Custodian’s fees and expenses	54,000
Registration fees	38,000
Legal fees and expenses	15,000
Audit fee	14,000
Trustees’ fees	8,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 2)	466
Miscellaneous	7,665

Total expenses	2,257,600

Net investment income	830,867

Realized And Unrealized Gain (loss) On Investments And Foreign Currencies
Net realized gain on investment transactions	2,430,996
Net change in unrealized appreciation (depreciation) on investments	(27,266,745)

Net Loss on investments	(24,835,749)

Net Decrease In Net Assets Resulting From Operations	$(24,004,882)

(a) Including affiliated expense of	$69,000

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2008	Year Ended July 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$830,867	$1,411,515
Net realized gain on investment transactions	2,430,996	55,801,851
Net change in unrealized appreciation (depreciation) on investments	(27,266,745)	(31,671,955)

Net increase (decrease) in net assets resulting from operations	(24,004,882)	25,541,411

Dividends and Distributions (Note 1)
Distributions from net investment income
Class A	(908,649)	—
Class B	(76,587)	—
Class C	(259,953)	—
Class L	(129,605)	—
Class M	(112,330)	—
Class X	(39,331)	—

	(1,526,455)	—

Distributions from net realized gains
Class A	(16,868,537)	(5,147,557)
Class B	(4,634,562)	(1,696,497)
Class C	(15,730,713)	(5,259,760)
Class L	(3,136,008)	(1,187,587)
Class M	(6,797,511)	(3,015,866)
Class X	(2,380,059)	(846,260)

	(49,547,390)	(17,153,527)

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	21,930,484	54,291,568
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	41,892,490	13,158,748
Cost of shares reacquired	(71,574,152)	(133,009,814)

Net increase (decrease) in net assets from Fund share transactions	(7,751,178)	(65,559,498)

Total decrease	(82,829,905)	(57,171,614)

Net Assets
Beginning of period	286,241,777	343,413,391

End of period(a)	$203,411,872	$286,241,777

(a) Includes undistributed net income of:	$407,981	$1,103,569

See Notes to Financial Statements.

Dryden Small Cap Value Fund	27

Notes to Financial Statements

(Unaudited)

Strategic Partners Style Specific Funds (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Dryden Small Cap Value Fund (“Small Cap Value”) and Jennison Conservative Growth Fund. These financial statements relate to Small Cap Value (the “Fund”). The financial statements of the other fund are not represented herein.

The Fund’s investment objective is above average capital appreciation through investment in small company common stocks that, in the investment subadviser’s opinion, are undervalued or overlooked in the marketplace.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the

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size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent

Dryden Small Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for ending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gain, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are

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recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI accrued daily and payable monthly, at an annual rate .70 of 1% of the Fund’s average daily net assets. The effective management fee rate was .70 of 1% for the six months ended January 31, 2008.

PI has voluntarily agreed to reimburse the Fund in order to limit the operating expenses (excluding interest, taxes and extraordinary expenses) to 1.95%, 2.70%, 2.70%, 2.20%, 2.70% and 2.70% of the average daily net assets for Class A, B, C, L, M and X, respectively.

The Fund has distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS for distributing and services the Fund’s Class A, Class B, Class C, Class L, Class M and

Dryden Small Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. For the six months ended January 31, 2008, PIMS contractually agreed to limit such fees to .25 of 1%, 1%, 1%, .50 of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively.

PIMS has advised the Fund that it has received approximately $48,900 in front-end sales charges resulting from sales of Class A shares, during the year ended January 31, 2008. From these fees, PIMS paid such sales charges to affiliated brokerdealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2008, it received approximately $700, $25,700, $16,000, $34,800 and $6,800 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Companies”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Companies renewed the SCA with the two banks. The Companies pays a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 24, 2008. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended January 31, 2008. The average daily balance for the 3 days the Fund had an outstanding balance was approximately $1,200,000 at a weighted average interest rate of approximately 4.66%.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2008, the Fund incurred approximately $81,700 in total networking fees.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended January 31, 2008, PIM has been compensated approximately $192,700 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”) a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended January 31, 2008 aggregated $23,021,250 and $79,547,607, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$301,099,824	$23,864,778	$(32,981,834)	$(9,117,056)

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and investments in real estate investment trusts.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no

Dryden Small Cap Value Fund	33

Notes to Financial Statements

(Unaudited) continued

provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

Class A shares are sold with a front-end sales charge of up to 5.50%. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. Class C shares purchased are charged a CDSC a 1% for shares sold within 12 months from the date of purchase. Class L shares are subject to a maximum front-end sales charge 5.75%. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are not subject to a front end sales charge. Class L, Class M, and Class X are only exchangeable with Class L, Class M, and Class X, respectively, offered by the other Strategic Partners Funds and JennisonDryden Funds. Under certain circumstances, Class A and Class L may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively. The Trust has authorized an unlimited number of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest during the six months ended January 31, 2008 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	882,471	1,095,486	(2,140,329)	444,081	281,709
Class B	49,792	377,237	(271,150)	(156,314)	(435)
Class C	610,828	998,379	(1,772,958)	—	(163,751)
Class L	1,324	247,085	(203,210)	—	45,199
Class M	13,325	547,790	(450,207)	(326,895)	(215,987)
Class X	4,211	204,681	(127,755)	(975)	80,162

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Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Class A	$12,920,734	$13,978,539	$(32,042,007)	$6,620,578	$1,477,844
Class B	689,986	4,390,990	(3,777,837)	(2,068,772)	(765,633)
Class C	8,059,195	11,621,127	(24,447,026)	—	(4,766,704)
Class L	20,255	3,147,867	(3,089,122)	—	79,000
Class M	180,577	6,365,342	(6,359,521)	(4,537,258)	(4,350,860)
Class X	59,737	2,388,625	(1,858,639)	(14,548)	575,175

Transactions in shares of beneficial interest during the year ended July 31, 2007 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	1,713,055	192,723	(3,224,047)	769,937	(548,332)
Class B	207,524	93,719	(416,872)	(252,566)	(368,195)
Class C	1,004,433	214,855	(1,929,107)	—	(709,819)
Class L	19,889	55,766	(466,684)	—	(391,029)
Class M	66,955	152,514	(1,097,264)	(543,256)	(1,421,051)
Class X	33,853	41,220	(327,232)	(32,818)	(284,977)

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Class A	$31,440,742	$3,544,177	$(59,655,125)	$14,283,301	$(10,386,905)
Class B	3,550,659	1,602,595	(7,169,185)	(4,343,182)	(6,359,113)
Class C	17,160,639	3,674,036	(33,166,797)	—	(12,332,122)
Class L	366,797	1,023,864	(8,600,879)	—	(7,210,218)
Class M	1,149,287	2,607,980	(18,809,117)	(9,387,010)	(24,438,860)
Class X	623,444	706,096	(5,608,711)	(553,109)	(4,832,280)

Dryden Small Cap Value Fund	35

Notes to Financial Statements

(Unaudited) continued

Note 7. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

JANUARY 31, 2008	SEMIANNUAL REPORT

Dryden Small Cap Value Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.66

Income from investment operations:
Net investment income (loss)	.09
Net realized and unrealized gains (loss) on investments transactions	(1.65)

Total from investment operations	(1.56)

Less Dividends and Distributions:
Dividends from net investment income	(.18)
Distributions from net realized gains on investments	(3.29)

Total dividends and distributions	(3.47)

Net asset value, end of period	$12.63

Total Return(a)	(9.07)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$74,294
Average net assets (000)	$89,385
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees (c)	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(d)
Net investment income (loss)	1.10	%(d)
For Class A, B, C, L, M and X shares:
Portfolio turnover rate	9	%(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(b)	Calculations are based on average shares outstanding during the period.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares until November 30, 2007.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004(b)	2003(b)

$17.30	$19.81	$15.68	$12.19	$11.71

.16	.09	.02	.02	(.09)
1.11	.40	4.66	3.47	2.00

1.27	.49	4.68	3.49	1.91

—	—	—	—	—
(.91)	(3.00)	(.55)	—	(1.43)

(.91)	(3.00)	(.55)	—	(1.43)

$17.66	$17.30	$19.81	$15.68	$12.19

7.15%	3.18%	30.31%	28.63%	18.99%

$98,930	$106,369	$56,289	$23,589	$11,151
$109,338	$86,627	$33,464	$14,764	$9,198

1.33%	1.28%	1.45%	1.58%	1.91%
1.08%	1.03%	1.20%	1.33%	1.66%
.89%	.49%	.13%	.12%	(.82)%

63%	93%	106%	69%	61%

See Notes to Financial Statements.

Dryden Small Cap Value Fund	39

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.35

Income from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gains (loss) on investments transactions	(1.54)

Total from investment operations	(1.51)

Less Dividends and Distributions:
Dividends from net investment income	(.05)
Distributions from net realized gains on investments	(3.29)

Total dividends and distributions	(3.34)

Net asset value, end of period	$11.50

Total Return(a)	(9.40)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,212
Average net assets (000)	$22,503
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.08	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(c)
Net investment income (loss)	.36	%(c)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class B
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004(b)	2003(b)

$16.18	$18.86	$15.06	$11.79	$11.46

.02	(.04)	(.10)	(.09)	(.17)
1.06	.36	4.45	3.36	1.93

1.08	.32	4.35	3.27	1.76

—	—	—	—	—
(.91)	(3.00)	(.55)	—	(1.43)

(.91)	(3.00)	(.55)	—	(1.43)

$16.35	$16.18	$18.86	$15.06	$11.79

6.38%	2.41%	29.35%	27.74%	18.01%

$25,884	$31,586	$29,282	$21,341	$16,433
$30,843	$31,665	$24,672	$19,998	$14,990

2.08%	2.03%	2.20%	2.33%	2.66%
1.08%	1.03%	1.20%	1.33%	1.66%
.13%	(.23)%	(.61)%	(.65)%	(1.57)%

See Notes to Financial Statements.

Dryden Small Cap Value Fund	41

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.35

Income from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gains (loss) on investments transactions	(1.53)

Total from investment operations	(1.50)

Less Dividends and Distributions:
Dividends from net investment income	(.05)
Distributions from net realized gains on investments	(3.29)

Total dividends and distributions	(3.34)

Net asset value, end of period	$11.51

Total Return(a)	(9.40)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$60,696
Average net assets (000)	$77,008
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.08	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(c)
Net investment income (loss)	.36	%(c)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class C
Year Ended July 31,
2007(b)	2006(b)	2005(b)	2004(b)	2003(b)

$16.18	$18.86	$15.06	$11.79	$11.46

.02	(.04)	(.10)	(.09)	(.17)
1.06	.36	4.45	3.36	1.93

1.08	.32	4.35	3.27	1.76

—	—	—	—	—
(.91)	(3.00)	(.55)	—	(1.43)

(.91)	(3.00)	(.55)	—	(1.43)

$16.35	$16.18	$18.86	$15.06	$11.79

6.38%	2.41%	29.35%	27.74%	18.01%

$88,920	$99,521	$39,291	$19,793	$17,437
$100,455	$89,474	$25,905	$19,308	$15,880

2.08%	2.03%	2.20%	2.33%	2.66%
1.08%	1.03%	1.20%	1.33%	1.66%
.14%	(.24)%	(.62)%	(.67)%	(1.57)%

See Notes to Financial Statements.

Dryden Small Cap Value Fund	43

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended January 31, 2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.61

Income from investment operations:
Net investment income	.07
Net realized and unrealized gains (loss) on investments transactions	(1.65)

Total from investment operations	(1.58)

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains on investments	(3.29)

Total dividends and distributions	(3.43)

Net asset value, end of period	$12.60

Total Return(b)	(9.18)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,990
Average net assets (000)	$16,627
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.58	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(c)
Net investment income	.86	%(c)

(a)	Commencement of offering.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class L
Year Ended July 31, 2007(d)	August 22, 2005(a) Through July 31, 2006(d)

$17.28	$19.25

.11	.05
1.13	.98

1.24	1.03

—	—
(.91)	(3.00)

(.91)	(3.00)

$17.61	$17.28

6.92%	6.06%

$18,753	$25,167
$23,211	$28,735

1.58%	1.53	%(c)
1.08%	1.03	%(c)
.62%	.29	%(c)

See Notes to Financial Statements.

Dryden Small Cap Value Fund	45

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended January 31, 2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.36

Income from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gains (loss) on investments transactions	(1.56)

Total from investment operations	(1.53)

Less Dividends and Distributions:
Dividends from net investment income	(.05)
Distributions from net realized gains on investments	(3.29)

Total dividends and distributions	(3.34)

Net asset value, end of period	$11.49

Total Return(b)	(9.47)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,015
Average net assets (000)	$33,782
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.08	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(c)
Net investment income (loss)	.36	%(c)

(a)	Commencement of offering.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class M
Year Ended July 31, 2007(d)	August 22, 2005(a) Through July 31, 2006(d)

$16.18	$18.32

.03	(.03)
1.06	.89

1.09	.86

—	—
(.91)	(3.00)

(.91)	(3.00)

$16.36	$16.18

6.38%	5.39%

$40,567	$63,132
$54,949	$73,499

2.03%	2.03	%(c)
1.08%	1.03	%(c)
.16%	(.21	)%(c)

See Notes to Financial Statements.

Dryden Small Cap Value Fund	47

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended January 31, 2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.39

Income from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gains (losses) on investments transactions	(1.55)

Total from investment operations	(1.52)

Less Dividends and Distributions:
Dividends from net investment income	(.05)
Distributions from net realized gains on investments	(3.29)

Total dividends and distributions	(3.34)

Net asset value, end of period	$11.53

Total Return(b)	(9.46)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,204
Average net assets (000)	$11,741
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.08	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.08	%(c)
Net investment income (loss)	.36	%(c)

(a)	Commencement of offering.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class X
Year Ended July 31, 2007(d)	August 22, 2005(a) Through July 31, 2006(d)

$16.19	$18.32

.03	(.03)
1.08	.90

1.11	.87

—	—
(.91)	(3.00)

(.91)	(3.00)

$16.39	$16.19

6.56%	5.43%

$13,188	$17,639
$15,864	$22,439

2.03%	2.03	%(c)
1.08%	1.03	%(c)
.18%	(.20	)%(c)

See Notes to Financial Statements.

Dryden Small Cap Value Fund	49

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment subadvisers responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus for the Funds contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Style Specific Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Funds’ schedule of portfolio holdings is also available on the Funds’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Small Cap Value Fund
Share Class	A	B	C	L	M	X
NASDAQ	PZVAX	PZVBX	PZVCX	N/A	N/A	N/A
CUSIP	862934874	862934866	862934858	862934775	862934767	862934759

MF504E2    IFS-A145462    Ed. 03/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 25, 2008

*	Print the name and title of each signing officer under his or her signature.